Earnings per Share	6 Months Ended
Apr. 30, 2024
Earnings per Share [Abstract]
Earnings per Share
NOTE 18: EARNINGS PER SHARE
Basic earnings per share is calculated by

dividing net income attributable to common

shareholders by the weighted-average number

of common shares
outstanding for the period.

Diluted earnings per share is calculated using

the same method as basic earnings per

share except that certain adjustments are

made to net income
attributable to common shareholders and

the weighted-average number of shares outstanding

for the effects of all dilutive potential common

shares that are
assumed to be issued by the Bank.

The following table presents the Bank’s basic and

diluted earnings per share for the three and

six months ended April 30, 2024 and April 30,

2023.
Basic and Diluted Earnings Per Share 1
(millions of Canadian dollars, except

as noted)
For the three months ended For the six months ended
April 30 April 30 April 30 April 30
2024 2023 2024 2023
Basic earnings per share
Net income attributable to common shareholders $ 2,374 $ 3,096 $ 5,124 $ 4,594
Weighted-average number of common shares outstanding

(millions)
1,762.8 1,828.3 1,769.8 1,824.4
Basic earnings per share (Canadian dollars) $ 1.35 $ 1.69 $ 2.90 $ 2.52
Diluted earnings per share
Net income attributable to common shareholders

$ 2,374 $ 3,096 $ 5,124 $ 4,594
Net income available to common shareholders

including impact of dilutive securities
2,374 3,096 5,124 4,594
Weighted-average number of common shares outstanding

(millions)
1,762.8 1,828.3 1,769.8 1,824.4
Effect of dilutive securities
Stock options potentially exercisable (millions) 2 1.3 2.0 1.4 2.2
Weighted-average number of common shares outstanding

– diluted (millions)
1,764.1 1,830.3 1,771.2 1,826.6
Diluted earnings per share (Canadian dollars)
2
$ 1.35 $ 1.69 $ 2.89 $ 2.52
Amounts for the three and six months ended April 30, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.
2

For the three and six months ended April 30, 2024, the computation of diluted earnings per share excluded average options outstanding of
7.3

million and
6.7

million, respectively, with a
weighted-average exercise price of $ 89.14

and $
89.93
, respectively, as the option price was greater than

the average market price of the Bank’s common shares. For the three and six months ended April 30, 2023, the computation of diluted earnings per share excluded average options outstanding of
4.9

million and
4.2

million, respectively, with a weighted-average
exercise price of $ 92.89

and $
93.29
, respectively, as the option price was greater

than the average market price of the Bank’s common shares.